Prospectus Supplement	December 31, 2017

Putnam VT Multi-Cap Value Fund
Prospectus dated April 30, 2017

Effective December 31, 2017, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund's management

Investment advisor
Putnam Investment Management, LLC

Portfolio manager
Katherine Collins, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

Sub-advisor
Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

The following replaces similar disclosure under the sub-section The fund’s investment manager–Portfolio manager in the section Who oversees and manages the fund?:

• Portfolio manager. The officer of Putnam Management identified below is primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years
Katherine Collins	2017	Putnam	Portfolio Manager, Analyst
Management
2017 – Present

		Honeybee Capital	Founder and Chief Executive
		2009 – 2017	Officer

The SAI provides information about this individual’s compensation, other accounts managed by this individual and this individual’s ownership of securities in the fund.

309538 – 12/17

Statement of Additional Information Supplement	December 31, 2017

Putnam VT Multi-Cap Value Fund
Statement of Additional Information dated April 30, 2017

Effective December 31, 2017, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio manager is now Katherine Collins. These sub-sections are also supplemented with regards solely to Ms. Collins as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of November 30, 2017. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Katherine Collins	0	$0	0	$0	1	$6,600,000

Ownership of securities

As of November 30, 2017, Ms. Collins and her immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

SAI_vt - 12/17